T. ROWE PRICE Institutional High Yield Fund
February 28, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.9% (1)
Aerospace & Defense 0.2%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.724%, 4/6/26  1,272 1,231
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  464 461
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.50%, 2/1/29  1,440 1,451
3,143
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  2,255 2,293
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  3,780 3,944
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  2,293 2,277
8,514
Consumer Products 0.1%
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  2,291 2,302
2,302
Energy 0.8%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  13,009 12,972
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.959%, 3/11/26  2,144 2,075
15,047
Health Care 0.4%
ADMI, FRN, 1M USD LIBOR + 3.38%,
3.875%, 12/23/27  2,604 2,561
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.00%, 12/23/27  1,327 1,316
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27  2,814 2,798
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.959%, 11/16/25  476 471
7,146
Information Technology 0.7%
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 6.00%, 2/27/26  1,185 1,178
Polaris Newco, FRN, 1M USD LIBOR +
4.00%, 4.50%, 6/2/28  4,409 4,378
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 3.758%, 8/31/28  3,110 3,072
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 6.758%, 8/31/29  1,250 1,250
RealPage, FRN, 3M USD LIBOR +
6.50%, 7.25%, 4/23/29  3,885 3,917
13,795
Satellites 0.3%
Intelsat Jackson Holdings, FRN, SOFR
+ 4.25%, 1/25/29 (2) 4,390 4,323
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 11/4/26  2,247 2,228
6,551
Services 2.2%
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 12/11/28  5,170 5,098
Par/Shares $ Value
(Amounts in 000s)
‡
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 6.25%, 11/18/29 (2) 7,830 7,801
CoreLogic, FRN, 3M USD LIBOR +
6.50%, 7.00%, 6/4/29  1,965 1,945
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.209%, 5/29/26  1,460 1,449
UKG, FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/26  10,535 10,456
UKG, FRN, 1M USD LIBOR + 5.25%,
5.75%, 5/3/27  14,845 14,769
41,518
Wireless Communications 2.7%
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.459%, 12/23/26  4,500 4,417
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.459%, 7/31/27  6,034 5,917
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.459%, 1/31/28  16,599 16,387
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.459%, 1/20/29  25,055 24,742
51,463
Total Bank Loans (Cost $148,659) 149,479
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B (3)
(4)(5) — —
—
Information Technology 0.0%
TE Connectivity  6 911
911
Metals & Mining 0.2%
Constellium (5) 200 3,881
3,881
Wireless Communications 0.3%
T-Mobile U.S. (5) 41 5,074
5,074
Total Common Stocks (Cost $7,970) 9,866
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,616
Total Convertible Bonds (Cost
$1,573) 1,616
CONVERTIBLE PREFERRED STOCKS 3.2%
Energy 1.4%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $25,213 (6)(7) 25 26,772
26,772

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy Services 0.4%
NuStar Energy, VR, 10.75% (3)(6) 229 6,822
6,822
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (4)(5) 8 —
—
Health Care 0.4%
Avantor, Series A, 6.25%, 5/15/22  63 6,729
6,729
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265 (7) 2 2,237
2,237
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  4 5,699
5,699
Utilities 0.6%
American Electric Power, 6.125%,
3/15/22  43 2,262
American Electric Power, 6.125%,
8/15/23  48 2,535
NextEra Energy, 5.279%, 3/1/23  141 7,008
11,805
Total Convertible Preferred Stocks
(Cost $51,613) 60,064
CORPORATE BONDS 85.4%
Aerospace & Defense 0.9%
Bombardier, 7.875%, 4/15/27 (3) 3,080 3,103
TransDigm, 6.25%, 3/15/26 (3) 12,800 13,152
TransDigm, 7.50%, 3/15/27  1,219 1,260
17,515
Airlines 2.5%
Air Canada, 3.875%, 8/15/26 (3) 1,930 1,874
Air Canada, 4.625%, 8/15/29 (CAD) (3) 1,720 1,323
American Airlines, 5.50%, 4/20/26 (3) 5,940 6,059
American Airlines, 5.75%, 4/20/29 (3) 6,600 6,757
American Airlines, 11.75%, 7/15/25 (3) 9,985 12,094
Delta Air Lines, 4.75%, 10/20/28 (3) 3,340 3,479
Delta Air Lines, 7.00%, 5/1/25 (3) 2,925 3,247
Delta Air Lines, 7.375%, 1/15/26  4,890 5,452
Mileage Plus Holdings, 6.50%,
6/20/27 (3) 3,120 3,292
United Airlines, 4.625%, 4/15/29 (3) 2,743 2,674
VistaJet Malta Finance, 6.375%,
2/1/30 (3) 1,875 1,779
48,030
Automotive 6.0%
Asbury Automotive Group, 4.625%,
11/15/29 (3) 2,285 2,222
Asbury Automotive Group, 5.00%,
2/15/32 (3) 2,535 2,459
Par/Shares $ Value
(Amounts in 000s)
‡
Clarios Global, 8.50%, 5/15/27 (3) 9,155 9,556
Dana, 4.25%, 9/1/30  1,545 1,460
Dana, 5.625%, 6/15/28  2,510 2,566
Dornoch Debt Merger Sub, 6.625%,
10/15/29 (3) 2,220 2,070
Ford Motor, 7.45%, 7/16/31  455 564
Ford Motor, 9.00%, 4/22/25  7,550 8,742
Ford Motor, 9.625%, 4/22/30  3,260 4,488
Ford Motor Credit, 5.125%, 6/16/25  2,045 2,127
Goodyear Tire & Rubber, 5.00%,
7/15/29 (3) 7,185 7,023
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 3,934
Goodyear Tire & Rubber, 5.25%,
7/15/31 (3) 4,035 3,909
Goodyear Tire & Rubber, 5.625%,
4/30/33  1,145 1,101
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (3) 2,025 1,995
Jaguar Land Rover Automotive, 7.75%,
10/15/25 (3) 3,050 3,202
LCM Investments Holdings II, 4.875%,
5/1/29 (3) 3,490 3,315
Meritor, 6.25%, 6/1/25 (3) 2,373 2,465
Metis Merger Sub, 6.50%, 5/15/29 (3) 4,390 4,088
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 6.625%, 10/15/26 (3) 23,815 24,113
Tenneco, 5.00%, 7/15/26  6,613 6,580
Tenneco, 5.125%, 4/15/29 (3) 6,995 6,943
Tenneco, 5.375%, 12/15/24  1,790 1,790
Tenneco, 7.875%, 1/15/29 (3) 6,165 6,458
113,170
Banking 0.5%
Banco do Brasil, VR, 9.00% (6)(8) 5,550 5,845
Itau Unibanco Holding, VR, 6.125% (3)
(6)(8) 3,635 3,600
9,445
Broadcasting 4.9%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (3) 3,540 3,655
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (3) 7,475 7,793
Diamond Sports Group, 5.375%,
8/15/26 (3) 555 228
Diamond Sports Group, 6.625%,
8/15/27 (3) 5,210 1,224
Gray Escrow II, 5.375%, 11/15/31 (3) 4,565 4,337
iHeartCommunications, 8.375%,
5/1/27  13,385 13,971
Lamar Media, 4.00%, 2/15/30  473 453
Lamar Media, 4.875%, 1/15/29  1,425 1,429
Lions Gate Capital Holdings, 5.50%,
4/15/29 (3) 2,095 1,982
Midas OpCo Holdings, 5.625%,
8/15/29 (3) 10,315 10,109
Nexstar Media, 4.75%, 11/1/28 (3) 2,400 2,328
Nielsen Finance, 4.50%, 7/15/29 (3) 1,095 981
Nielsen Finance, 4.75%, 7/15/31 (3) 1,440 1,274
Nielsen Finance, 5.625%, 10/1/28 (3) 2,900 2,780

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Outfront Media Capital, 4.25%,
1/15/29 (3) 990 936
Outfront Media Capital, 6.25%,
6/15/25 (3) 1,200 1,246
Sirius XM Radio, 3.875%, 9/1/31 (3) 3,205 2,953
Sirius XM Radio, 4.00%, 7/15/28 (3) 7,600 7,296
Sirius XM Radio, 4.125%, 7/1/30 (3) 4,905 4,635
Sirius XM Radio, 5.00%, 8/1/27 (3) 4,130 4,182
Terrier Media Buyer, 8.875%,
12/15/27 (3) 7,755 7,968
Townsquare Media, 6.875%, 2/1/26 (3) 3,885 3,982
Univision Communications, 4.50%,
5/1/29 (3) 5,100 4,845
Univision Communications, 6.625%,
6/1/27 (3) 3,135 3,260
93,847
Building & Real Estate 1.4%
Brookfield Residential Properties,
5.00%, 6/15/29 (3) 2,955 2,774
Country Garden Holdings, 5.125%,
1/14/27  6,005 4,354
Country Garden Holdings, 5.625%,
1/14/30  2,020 1,399
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (3) 4,070 4,258
Howard Hughes, 4.125%, 2/1/29 (3) 4,450 4,216
Howard Hughes, 4.375%, 2/1/31 (3) 2,385 2,251
Howard Hughes, 5.375%, 8/1/28 (3) 3,670 3,702
Shimao Group Holdings, 5.20%,
1/16/27  4,085 1,144
Shimao Group Holdings, 5.60%,
7/15/26  4,332 1,278
Taylor Morrison Communities, 5.125%,
8/1/30 (3) 1,355 1,348
26,724
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (3) 840 756
New Enterprise Stone & Lime, 5.25%,
7/15/28 (3) 3,890 3,793
PGT Innovations, 4.375%, 10/1/29 (3) 3,645 3,408
Specialty Building Products Holdings,
6.375%, 9/30/26 (3) 3,730 3,753
SRS Distribution, 6.00%, 12/1/29 (3) 3,195 3,011
Summit Materials, 5.25%, 1/15/29 (3) 1,225 1,231
Summit Materials, 6.50%, 3/15/27 (3) 3,645 3,755
19,707
Cable Operators 8.9%
Altice Financing, 5.00%, 1/15/28 (3) 8,200 7,411
Altice Financing, 5.75%, 8/15/29 (3) 5,240 4,775
Altice France, 5.125%, 1/15/29 (3) 2,645 2,400
Altice France, 5.125%, 7/15/29 (3) 8,270 7,484
Altice France, 5.50%, 10/15/29 (3) 4,580 4,196
Altice France Holding, 6.00%,
2/15/28 (3) 15,045 13,240
C&W Senior Financing, 6.875%,
9/15/27 (3) 4,400 4,565
CCO Holdings, 4.25%, 1/15/34 (3) 2,665 2,432
CCO Holdings, 4.50%, 8/15/30 (3) 12,245 11,755
CCO Holdings, 4.50%, 5/1/32  4,905 4,629
Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 4.50%, 6/1/33 (3) 7,160 6,712
CCO Holdings, 4.75%, 2/1/32 (3) 4,340 4,194
CCO Holdings, 5.00%, 2/1/28 (3) 14,935 14,972
CCO Holdings, 5.375%, 6/1/29 (3) 4,180 4,232
CSC Holdings, 5.75%, 1/15/30 (3) 5,945 5,261
CSC Holdings, 6.50%, 2/1/29 (3) 8,085 8,146
CSC Holdings, 7.50%, 4/1/28 (3) 5,770 5,741
DIRECTV Holdings, 5.875%,
8/15/27 (3) 3,140 3,136
DISH DBS, 5.125%, 6/1/29  4,285 3,615
DISH DBS, 5.25%, 12/1/26 (3) 6,120 5,967
DISH DBS, 5.75%, 12/1/28 (3) 6,500 6,208
DISH DBS, 7.375%, 7/1/28  3,005 2,825
DISH DBS, 7.75%, 7/1/26  3,785 3,823
LCPR Senior Secured Financing,
6.75%, 10/15/27 (3) 1,067 1,100
Netflix, 6.375%, 5/15/29  14,385 16,705
Radiate Holdco, 6.50%, 9/15/28 (3) 3,810 3,577
Virgin Media Finance, 5.00%,
7/15/30 (3) 1,065 984
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (3) 8,560 8,175
VTR Finance, 6.375%, 7/15/28 (3) 1,475 1,495
169,755
Chemicals 1.2%
Compass Minerals International,
6.75%, 12/1/27 (3) 575 596
CVR Partners, 6.125%, 6/15/28 (3) 3,030 3,045
GPD, 10.125%, 4/1/26 (3) 2,830 2,971
Methanex, 5.125%, 10/15/27  3,355 3,410
Methanex, 5.25%, 12/15/29  1,625 1,645
Methanex, 5.65%, 12/1/44  1,345 1,264
PMHC II, 9.00%, 2/15/30 (3) 1,980 1,921
Univar Solutions USA, 5.125%,
12/1/27 (3) 4,070 4,131
WR Grace Holdings, 5.625%,
8/15/29 (3) 4,680 4,481
23,464
Consumer Products 0.7%
Kontoor Brands, 4.125%, 11/15/29 (3) 2,235 2,106
Life Time, 5.75%, 1/15/26 (3) 4,414 4,392
Mattel, 5.45%, 11/1/41  950 1,045
Mattel, 6.20%, 10/1/40  1,715 2,041
Wolverine World Wide, 4.00%,
8/15/29 (3) 4,040 3,697
13,281
Container 0.7%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (3) 6,545 6,152
Ardagh Packaging Finance, 4.125%,
8/15/26 (3) 595 577
Mauser Packaging Solutions Holding,
8.50%, 4/15/24 (3) 1,590 1,622
Pactiv, 7.95%, 12/15/25  845 879
Trivium Packaging Finance, 8.50%,
8/15/27 (3) 4,505 4,606
13,836
Energy 9.5%
Aethon United BR, 8.25%, 2/15/26 (3) 1,945 2,042

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Archrock Partners, 6.875%, 4/1/27 (3) 2,370 2,405
Chesapeake Energy, 6.75%,
4/15/29 (3) 6,070 6,404
Citgo Holding, 9.25%, 8/1/24 (3) 6,515 6,515
CITGO Petroleum, 7.00%, 6/15/25 (3) 5,655 5,655
Comstock Resources, 5.875%,
1/15/30 (3) 3,490 3,368
Comstock Resources, 6.75%,
3/1/29 (3) 2,430 2,472
Crescent Energy Finance, 7.25%,
5/1/26 (3) 5,420 5,393
CrownRock, 5.625%, 10/15/25 (3) 905 914
DCP Midstream, Series A, VR,
7.375% (6)(8) 2,735 2,619
DCP Midstream Operating, 6.75%,
9/15/37 (3) 3,955 4,825
DCP Midstream Operating, 8.125%,
8/16/30  3,795 4,820
Endeavor Energy Resources, 5.75%,
1/30/28 (3) 2,798 2,889
Endeavor Energy Resources, 6.625%,
7/15/25 (3) 580 605
EQT, 7.50%, 2/1/30  4,345 5,176
Exterran Energy Solutions, 8.125%,
5/1/25  1,590 1,590
Gulfport Energy, 8.00%, 5/17/26 (3) 2,875 3,040
Hilcorp Energy I, 5.75%, 2/1/29 (3) 2,110 2,115
Hilcorp Energy I, 6.00%, 2/1/31 (3) 1,930 1,949
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (3) 10,070 10,296
NGL Energy Operating, 7.50%,
2/1/26 (3) 11,910 11,910
NuStar Logistics, 5.75%, 10/1/25  4,165 4,332
Occidental Petroleum, 6.125%, 1/1/31  2,135 2,434
Occidental Petroleum, 6.375%, 9/1/28  1,860 2,088
Occidental Petroleum, 6.45%, 9/15/36  460 540
Occidental Petroleum, 6.625%, 9/1/30  1,730 2,007
Occidental Petroleum, 7.50%, 5/1/31  1,843 2,235
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,460
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,945
Occidental Petroleum, 8.00%, 7/15/25  2,570 2,894
Occidental Petroleum, 8.50%, 7/15/27  5,180 6,242
Occidental Petroleum, 8.875%,
7/15/30  8,300 10,697
Range Resources, 4.75%, 2/15/30 (3) 4,050 3,964
Range Resources, 8.25%, 1/15/29  1,520 1,661
Rockcliff Energy II, 5.50%, 10/15/29 (3) 2,115 2,094
Solaris Midstream Holdings, 7.625%,
4/1/26 (3) 2,080 2,124
Southwestern Energy, 4.75%, 2/1/32  2,765 2,744
Tallgrass Energy Partners, 6.00%,
3/1/27 (3) 1,685 1,685
Tallgrass Energy Partners, 6.00%,
12/31/30 (3) 4,320 4,131
Tallgrass Energy Partners, 6.00%,
9/1/31 (3) 4,175 3,935
Tallgrass Energy Partners, 7.50%,
10/1/25 (3) 3,445 3,600
Par/Shares $ Value
(Amounts in 000s)
‡
Targa Resources Partners, 4.00%,
1/15/32  7,615 7,520
Targa Resources Partners, 5.875%,
4/15/26  220 227
Targa Resources Partners, 6.50%,
7/15/27  3,360 3,553
Targa Resources Partners, 6.875%,
1/15/29  4,730 5,144
Transocean Phoenix 2, 7.75%,
10/15/24 (3) 885 894
Transocean Pontus, 6.125%, 8/1/25 (3) 1,310 1,290
Transocean Proteus, 6.25%,
12/1/24 (3) 1,058 1,055
USA Compression Partners, 6.875%,
9/1/27  1,640 1,636
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (3) 2,670 2,620
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (3) 3,340 3,307
180,060
Entertainment & Leisure 3.6%
AMC Entertainment Holdings, 10.00%,
6/15/26 (3) 2,140 1,979
Carnival, 4.00%, 8/1/28 (3) 3,200 3,056
Carnival, 5.75%, 3/1/27 (3) 4,745 4,614
Carnival, 6.00%, 5/1/29 (3) 4,255 4,111
Carnival, 7.625%, 3/1/26 (3) 7,610 7,791
Cedar Fair, 5.25%, 7/15/29  2,550 2,537
Cedar Fair, 6.50%, 10/1/28  4,100 4,223
Cinemark USA, 5.25%, 7/15/28 (3) 2,675 2,521
Live Nation Entertainment, 4.75%,
10/15/27 (3) 1,965 1,926
Merlin Entertainments, 5.75%,
6/15/26 (3) 560 580
NCL, 5.875%, 3/15/26 (3) 4,860 4,666
NCL, 5.875%, 2/15/27 (3) 2,145 2,142
NCL, 7.75%, 2/15/29 (3) 2,060 2,117
NCL Finance, 6.125%, 3/15/28 (3) 1,390 1,336
Royal Caribbean Cruises, 5.375%,
7/15/27 (3) 3,565 3,494
Royal Caribbean Cruises, 5.50%,
8/31/26 (3) 4,275 4,211
Royal Caribbean Cruises, 5.50%,
4/1/28 (3) 3,905 3,822
Royal Caribbean Cruises, 9.125%,
6/15/23 (3) 480 502
Royal Caribbean Cruises, 10.875%,
6/1/23 (3) 2,655 2,831
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (3) 6,445 6,219
Viking Cruises, 7.00%, 2/15/29 (3) 3,045 2,878
67,556
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  190 210
210
Financial 6.9%
Acrisure, 7.00%, 11/15/25 (3) 3,125 3,098
Acrisure, 10.125%, 8/1/26 (3) 5,190 5,501

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Alliant Holdings Intermediate, 5.875%,
11/1/29 (3) 2,170 2,040
Alliant Holdings Intermediate, 6.75%,
10/15/27 (3) 5,660 5,533
AmWINS Group, 4.875%, 6/30/29 (3) 1,405 1,338
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (3) 6,470 5,847
Cobra AcquisitionCo, 6.375%,
11/1/29 (3) 3,175 2,909
Enact Holdings, 6.50%, 8/15/25 (3) 5,150 5,317
Freedom Mortgage, 6.625%,
1/15/27 (3) 3,280 3,017
GTCR AP Finance, 8.00%, 5/15/27 (3) 3,605 3,605
Home Point Capital, 5.00%, 2/1/26 (3) 3,190 2,648
HUB International, 5.625%, 12/1/29 (3) 5,525 5,256
Icahn Enterprises, 6.25%, 5/15/26  3,185 3,201
Jane Street Group, 4.50%,
11/15/29 (3) 3,350 3,237
LPL Holdings, 4.00%, 3/15/29 (3) 3,270 3,147
LPL Holdings, 4.375%, 5/15/31 (3) 525 512
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (3) 3,145 2,870
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (3) 6,000 5,820
Navient, 4.875%, 3/15/28  4,740 4,438
Navient, 5.00%, 3/15/27  5,800 5,611
Navient, 5.50%, 3/15/29  4,350 4,100
Navient, 6.125%, 3/25/24  7,480 7,695
Navient, 6.75%, 6/25/25  3,855 4,004
Navient, 6.75%, 6/15/26  1,825 1,889
OneMain Finance, 5.375%, 11/15/29  1,915 1,913
OneMain Finance, 6.125%, 3/15/24  1,300 1,342
OneMain Finance, 6.625%, 1/15/28  3,085 3,278
OneMain Finance, 6.875%, 3/15/25  3,755 3,990
OneMain Finance, 7.125%, 3/15/26  1,300 1,409
PennyMac Financial Services, 4.25%,
2/15/29 (3) 5,340 4,766
PennyMac Financial Services, 5.375%,
10/15/25 (3) 2,500 2,500
PROG Holdings, 6.00%, 11/15/29 (3) 5,335 5,122
Ryan Specialty Group, 4.375%,
2/1/30 (3) 1,390 1,333
SLM, 4.20%, 10/29/25  2,265 2,299
Starwood Property Trust, 3.75%,
12/31/24 (3) 1,575 1,538
Starwood Property Trust, 4.375%,
1/15/27 (3) 2,760 2,680
United Wholesale Mortgage, 5.50%,
4/15/29 (3) 2,095 1,922
United Wholesale Mortgage, 5.75%,
6/15/27 (3) 4,390 4,170
130,895
Food 0.9%
Cosan Luxembourg, 7.00%,
1/20/27 (3) 3,790 3,899
Kraft Heinz Foods, 6.875%, 1/26/39  1,885 2,491
Kraft Heinz Foods, 7.125%, 8/1/39 (3) 1,450 1,978
Sigma Holdco, 7.875%, 5/15/26 (3) 1,625 1,430
Par/Shares $ Value
(Amounts in 000s)
‡
Triton Water Holdings, 6.25%,
4/1/29 (3) 5,165 4,752
U.S. Foods, 4.625%, 6/1/30 (3) 2,435 2,325
16,875
Foreign Govt & Muni (Excl
Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  4,425 4,015
Petroleos Mexicanos, 7.69%, 1/23/50  4,300 3,869
7,884
Forest Products 0.3%
Graphic Packaging International,
3.75%, 2/1/30 (3) 2,395 2,272
Mercer International, 5.125%, 2/1/29  2,490 2,428
Mercer International, 5.50%, 1/15/26  520 521
5,221
Gaming 4.4%
Affinity Gaming, 6.875%, 12/15/27 (3) 1,120 1,100
Caesars Entertainment, 4.625%,
10/15/29 (3) 2,815 2,671
Caesars Entertainment, 8.125%,
7/1/27 (3) 9,115 9,787
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (3) 1,785 1,882
International Game Technology,
4.125%, 4/15/26 (3) 1,615 1,603
International Game Technology, 5.25%,
1/15/29 (3) 4,005 4,070
International Game Technology, 6.25%,
1/15/27 (3) 5,820 6,184
Melco Resorts Finance, 5.375%,
12/4/29 (3) 360 313
MGM China Holdings, 4.75%,
2/1/27 (3) 2,570 2,340
MGM China Holdings, 5.25%,
6/18/25 (3) 390 372
MGM China Holdings, 5.875%,
5/15/26 (3) 2,445 2,335
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (3) 3,700 3,719
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 2,062
MGM Resorts International, 4.75%,
10/15/28  930 928
Midwest Gaming Borrower, 4.875%,
5/1/29 (3) 3,215 3,135
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (3) 6,365 7,017
Raptor Acquisition, 4.875%,
11/1/26 (3) 695 669
Scientific Games Holdings, 6.625%,
3/1/30 (3) 3,605 3,569
Scientific Games International, 7.00%,
5/15/28 (3) 1,145 1,185
Scientific Games International, 7.25%,
11/15/29 (3) 9,290 9,859
Studio City Finance, 5.00%,
1/15/29 (3) 2,440 1,945
Wynn Las Vegas, 5.25%, 5/15/27 (3) 4,365 4,332
Wynn Macau, 5.50%, 1/15/26 (3) 2,400 2,182
Wynn Macau, 5.50%, 10/1/27 (3) 6,115 5,377

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wynn Resorts Finance, 5.125%,
10/1/29 (3) 4,445 4,301
82,937
Health Care 8.2%
AdaptHealth, 5.125%, 3/1/30 (3) 1,585 1,454
Avantor Funding, 4.625%, 7/15/28 (3) 7,140 7,220
Bausch Health, 6.125%, 2/1/27 (3) 3,920 3,935
Bausch Health, 7.25%, 5/30/29 (3) 6,055 5,283
Bausch Health Americas, 8.50%,
1/31/27 (3) 10,495 10,626
Bausch Health Americas, 9.25%,
4/1/26 (3) 7,040 7,286
CHS, 5.25%, 5/15/30 (3) 5,215 5,059
CHS, 6.00%, 1/15/29 (3) 3,015 3,022
CHS, 6.125%, 4/1/30 (3) 7,830 7,282
CHS, 6.875%, 4/15/29 (3) 2,415 2,312
CHS, 8.00%, 12/15/27 (3) 6,040 6,357
DaVita, 4.625%, 6/1/30 (3) 1,580 1,509
Embecta, 5.00%, 2/15/30 (3) 2,160 2,122
Minerva Merger Sub, 6.50%,
2/15/30 (3) 7,950 7,632
Molina Healthcare, 4.375%,
6/15/28 (3) 2,225 2,208
Mozart Debt Merger, 5.25%,
10/1/29 (3) 15,770 15,021
Mozart Debt Merger Sub, 3.875%,
4/1/29 (3) 10,620 10,036
Option Care Health, 4.375%,
10/31/29 (3) 3,765 3,586
Organon, 5.125%, 4/30/31 (3) 6,920 6,851
Radiology Partners, 9.25%, 2/1/28 (3) 4,871 4,847
RP Escrow Issuer, 5.25%, 12/15/25 (3) 1,995 1,948
Tenet Healthcare, 4.375%, 1/15/30 (3) 3,265 3,143
Tenet Healthcare, 6.125%, 10/1/28 (3) 12,175 12,297
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,529
Teva Pharmaceutical Finance
Netherlands III, 4.75%, 5/9/27  3,725 3,585
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,570
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28 (9) 4,015 4,196
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  6,815 7,122
156,038
Information Technology 1.7%
Arches Buyer, 4.25%, 6/1/28 (3) 295 277
Boxer Parent, 6.50%, 10/2/25
(EUR) (3) 720 823
Boxer Parent, 7.125%, 10/2/25 (3) 430 441
Condor Merger Sub, 7.375%,
2/15/30 (3) 3,970 3,821
Match Group Holdings II, 3.625%,
10/1/31 (3) 3,185 2,970
Match Group Holdings II, 4.125%,
8/1/30 (3) 5,045 4,843
Photo Holdings Merger Sub, 8.50%,
10/1/26 (3) 7,642 7,566
ROBLOX, 3.875%, 5/1/30 (3) 3,320 3,146
Twitter, 5.00%, 3/1/30 (3) 4,715 4,727
Par/Shares $ Value
(Amounts in 000s)
‡
Viavi Solutions, 3.75%, 10/1/29 (3) 1,615 1,530
ZipRecruiter, 5.00%, 1/15/30 (3) 1,690 1,660
31,804
Lodging 0.5%
Hilton Domestic Operating, 4.00%,
5/1/31 (3) 3,995 3,895
Park Intermediate Holdings, 4.875%,
5/15/29 (3) 2,415 2,309
Park Intermediate Holdings, 5.875%,
10/1/28 (3) 1,900 1,929
XHR, 4.875%, 6/1/29 (3) 1,215 1,182
9,315
Manufacturing 0.8%
Hillenbrand, 3.75%, 3/1/31  2,270 2,156
Hillenbrand, 5.00%, 9/15/26  90 95
Madison IAQ, 4.125%, 6/30/28 (3) 4,840 4,562
Madison IAQ, 5.875%, 6/30/29 (3) 2,775 2,511
Mueller Water Products, 4.00%,
6/15/29 (3) 1,940 1,843
Roller Bearing of America, 4.375%,
10/15/29 (3) 1,080 1,033
Sensata Technologies, 4.00%,
4/15/29 (3) 2,970 2,851
15,051
Metals & Mining 3.0%
Alcoa Nederland Holding, 5.50%,
12/15/27 (3) 4,015 4,181
Alcoa Nederland Holding, 6.125%,
5/15/28 (3) 2,480 2,610
Allegheny Technologies, 5.125%,
10/1/31  1,970 1,926
Arconic, 6.125%, 2/15/28 (3) 5,155 5,264
Big River Steel, 6.625%, 1/31/29 (3) 4,464 4,665
Cleveland-Cliffs, 9.875%, 10/17/25 (3) 1,224 1,359
Constellium, 3.75%, 4/15/29 (3) 2,675 2,444
ERO Copper, 6.50%, 2/15/30 (3) 1,975 1,911
Freeport-McMoRan, 5.40%, 11/14/34  6,432 7,292
Freeport-McMoRan, 5.45%, 3/15/43  3,755 4,314
GrafTech Finance, 4.625%,
12/15/28 (3) 1,840 1,785
Hecla Mining, 7.25%, 2/15/28  7,414 7,766
Hudbay Minerals, 4.50%, 4/1/26 (3) 1,895 1,833
Hudbay Minerals, 6.125%, 4/1/29 (3) 3,455 3,537
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (3) 2,529 2,725
Novelis, 4.75%, 1/30/30 (3) 3,725 3,632
57,244
Other Telecommunications 0.9%
Consolidated Communications, 6.50%,
10/1/28 (3) 3,340 3,323
Embarq, 7.995%, 6/1/36  2,725 2,691
Level 3 Financing, 3.75%, 7/15/29 (3) 3,260 2,910
Lumen Technologies, 4.50%,
1/15/29 (3) 6,305 5,257
Lumen Technologies, 5.375%,
6/15/29 (3) 3,105 2,697
16,878

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust
Securities 0.7%
American Finance Trust, 4.50%,
9/30/28 (3) 6,090 5,679
Brookfield Property REIT, 4.50%,
4/1/27 (3) 2,115 1,973
Service Properties Trust, 4.35%,
10/1/24  4,185 4,006
Service Properties Trust, 7.50%,
9/15/25  640 671
12,329
Restaurants 0.7%
Dave & Buster's, 7.625%, 11/1/25 (3) 3,900 4,085
Yum! Brands, 4.75%, 1/15/30 (3) 1,510 1,533
Yum! Brands, 5.35%, 11/1/43  3,890 3,948
Yum! Brands, 6.875%, 11/15/37  3,515 4,007
13,573
Retail 1.5%
At Home Group, 7.125%, 7/15/29 (3) 2,095 1,864
Bath & Body Works, 6.625%,
10/1/30 (3) 3,675 3,969
Bath & Body Works, 6.694%, 1/15/27  350 384
Bath & Body Works, 6.95%, 3/1/33  1,718 1,808
Bath & Body Works, 7.50%, 6/15/29  2,115 2,324
Bath & Body Works, 9.375%,
7/1/25 (3) 1,533 1,794
Carvana, 5.625%, 10/1/25 (3) 1,989 1,897
Linens 'n Things, EC, 8.338%,
1/15/18 (4)(5) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (3) 3,185 3,066
PetSmart, 4.75%, 2/15/28 (3) 925 909
PetSmart, 7.75%, 2/15/29 (3) 4,915 5,136
Rent-A-Center, 6.375%, 2/15/29 (3) 6,170 5,892
29,043
Satellites 1.0%
Connect Finco, 6.75%, 10/1/26 (3) 6,000 6,075
Hughes Satellite Systems, 6.625%,
8/1/26  9,670 10,057
Telesat Canada, 6.50%, 10/15/27 (3) 3,075 1,537
Viasat, 5.625%, 4/15/27 (3) 2,010 2,000
19,669
Services 6.2%
ADT Security, 4.125%, 8/1/29 (3) 3,160 2,955
Adtalem Global Education, 5.50%,
3/1/28 (3) 5,542 4,960
Advantage Sales & Marketing, 6.50%,
11/15/28 (3) 5,875 5,897
Albion Financing 1, 6.125%,
10/15/26 (3) 4,040 3,924
Albion Financing 2, 8.75%, 4/15/27 (3) 1,845 1,778
Allied Universal Holdco, 9.75%,
7/15/27 (3) 3,440 3,603
Black Knight InfoServ, 3.625%,
9/1/28 (3) 3,500 3,308
Clarivate Science Holdings, 3.875%,
7/1/28 (3) 4,130 3,898
Clarivate Science Holdings, 4.875%,
7/1/29 (3) 2,890 2,720
Par/Shares $ Value
(Amounts in 000s)
‡
Constellation Automotive Financing,
4.875%, 7/15/27 (GBP) (3) 865 1,067
Dun & Bradstreet, 5.00%, 12/15/29 (3) 1,435 1,385
eG Global Finance, 6.75%, 2/7/25 (3) 3,935 3,915
eG Global Finance, 8.50%,
10/30/25 (3) 4,605 4,663
Gartner, 3.625%, 6/15/29 (3) 1,960 1,901
Gartner, 4.50%, 7/1/28 (3) 1,160 1,174
GFL Environmental, 4.375%,
8/15/29 (3) 2,620 2,427
GFL Environmental, 4.75%, 6/15/29 (3) 4,750 4,518
H&E Equipment Services, 3.875%,
12/15/28 (3) 9,025 8,393
IPD 3, 5.50%, 12/1/25 (EUR) (3) 845 949
Millennium Escrow, 6.625%, 8/1/26 (3) 2,105 2,052
MSCI, 3.25%, 8/15/33 (3) 1,670 1,578
MSCI, 4.00%, 11/15/29 (3) 2,335 2,347
Presidio Holdings, 4.875%, 2/1/27 (3) 2,205 2,199
Presidio Holdings, 8.25%, 2/1/28 (3) 3,915 4,013
Prime Security Services Borrower,
5.75%, 4/15/26 (3) 2,945 3,019
Prime Security Services Borrower,
6.25%, 1/15/28 (3) 4,790 4,622
Ritchie Bros Holdings, 4.75%,
12/15/31 (3) 910 901
Sabre GLBL, 7.375%, 9/1/25 (3) 1,890 1,947
Sabre GLBL, 9.25%, 4/15/25 (3) 2,340 2,624
Staples, 7.50%, 4/15/26 (3) 6,605 6,522
Staples, 10.75%, 4/15/27 (3) 2,110 1,962
TK Elevator Holdco, 7.625%,
7/15/28 (3) 7,193 7,301
TK Elevator U.S. Newco, 5.25%,
7/15/27 (3) 4,870 4,846
United Rentals North America, 3.75%,
1/15/32  1,630 1,549
United Rentals North America, 3.875%,
2/15/31  3,405 3,277
Verde Bidco, 4.625%, 10/1/26
(EUR) (3) 530 582
WASH Multifamily Acquisition, 5.75%,
4/15/26 (3) 2,575 2,578
117,354
Supermarkets 1.5%
Albertsons, 3.50%, 3/15/29 (3) 9,650 8,975
Albertsons, 4.875%, 2/15/30 (3) 2,690 2,697
Albertsons, 5.875%, 2/15/28 (3) 4,910 5,088
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 3,635
New Albertsons, 7.45%, 8/1/29  2,035 2,310
New Albertsons, 8.00%, 5/1/31  1,240 1,471
United Natural Foods, 6.75%,
10/15/28 (3) 3,095 3,199
27,375
Utilities 3.4%
Calpine, 4.50%, 2/15/28 (3) 2,020 1,969
Calpine, 5.00%, 2/1/31 (3) 4,370 4,031
Calpine, 5.125%, 3/15/28 (3) 3,985 3,836
FirstEnergy, Series C, 7.375%,
11/15/31  1,520 1,900

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NextEra Energy Operating Partners,
4.25%, 9/15/24 (3) 324 328
NextEra Energy Operating Partners,
4.50%, 9/15/27 (3) 2,960 2,990
NiSource, VR, 5.65% (6)(8) 2,725 2,698
Pattern Energy Operations, 4.50%,
8/15/28 (3) 840 813
PG&E, 5.00%, 7/1/28  5,345 5,285
PG&E, 5.25%, 7/1/30  5,575 5,540
Pike, 5.50%, 9/1/28 (3) 2,340 2,258
Terraform Global Operating, 6.125%,
3/1/26 (3) 3,955 3,965
Vistra, VR, 7.00% (3)(6)(8) 6,950 6,880
Vistra, VR, 8.00% (3)(6)(8) 10,555 10,898
Vistra Operations, 4.375%, 5/1/29 (3) 11,345 10,990
64,381
Wireless Communications 0.6%
Iliad Holding SASU, 6.50%,
10/15/26 (3) 5,705 5,670
Sprint Capital, 6.875%, 11/15/28  5,290 6,275
11,945
Total Corporate Bonds (Cost
$1,650,877) 1,622,411
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.6%
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/23 (5)(10) 690 652
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/25 (5)(10) 1,595 1,597
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 8.00%,
7/1/35 (5)(10) 9,015 8,102
Par/Shares $ Value
(Amounts in 000s)
‡
Puerto Rico Commonwealth, Public
Improvement, Series E, GO, 5.50%,
7/1/31 (5)(10) 1,125 1,117
Total Municipal Securities (Cost
$10,069) 11,468
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 0.12% (11)(12) 5,476 5,476
5,476
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.07%,
5/19/22 (13) 2,000 1,999
1,999
Total Short-Term Investments (Cost
$7,476) 7,475
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 0.12% (11)(12) 4,490 4,490
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 4,490
Total Securities Lending Collateral
(Cost $4,490) 4,490
Total Investments in
Securities 98.3%
(Cost $1,882,727) $ 1,866,869
Other Assets Less Liabilities 1.7% 32,955
Net Assets 100.0% $ 1,899,824
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,260,011 and represents
66.3% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional High Yield Fund

.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $29,009 and represents 1.5% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2022.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Seven-day yield
(12) Affiliated Companies
(13) At February 28, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.
NA.HY-S37, 5 Year Index, 12/20/26), Pay 5.00% Quarterly, Receive
upon credit default, 3/16/22 @ 0.99%* 1 28,520 (15)
Credit Suisse
Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.
NA.HY-S37, 5 Year Index, 12/20/26), Pay 5.00% Quarterly, Receive
upon credit default, 3/16/22 @ 1.01%* 1 36,000 (32)
Total Options Written (Premiums $(172)) $ (47)
* Exercise Spread

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 1,455 67 (32) 99
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 1,460 67 (31) 98
Total Bilateral Credit Default Swaps, Protection Sold (63) 197
Total Bilateral Swaps (63) 197
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 * 832 (3) (38) 35
Protection Sold (Relevant Credit: CHS/Community Health Systems, Caa2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (170) (76) (94)
Total Centrally Cleared Credit Default Swaps, Protection Sold (59)
Total Centrally Cleared Swaps (59)
Net payments (receipts) of variation margin to date 45
Variation margin receivable (payable) on centrally cleared swaps $ (14)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $11.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/22/22 USD 5,104 GBP 3,724 $ 107
State Street 4/22/22 USD 1,373 CAD 1,720 16
State Street 5/20/22 USD 2,496 EUR 2,190 32
UBS Investment Bank 5/20/22 USD 3,389 EUR 2,976 42
Net unrealized gain (loss) on open forward
currency exchange contracts $ 197

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ 14 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 14 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government Reserve Fund, 0.12% $ 25,002 ¤ ¤ $ 9,966
T. Rowe Price Short-Term Fund — ¤ ¤ —
Total $ 9,966 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $14 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $9,966.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 162,563 $ — $ 162,563
Common Stocks 9,866 — — 9,866
Convertible Preferred Stocks — 60,064 — 60,064
Corporate Bonds — 1,622,411 — 1,622,411
Short-Term Investments 5,476 1,999 — 7,475
Securities Lending Collateral 4,490 — — 4,490
Total Securities 19,832 1,847,037 — 1,866,869
Swaps* — 169 — 169
Forward Currency Exchange Contracts — 197 — 197
Total $ 19,832 $ 1,847,403 $ — $ 1,867,235
Liabilities
Options Written $ — $ 47 $ — $ 47
Swaps* — 94 — 94
Total $ — $ 141 $ — $ 141
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on
February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E137-054Q3 02/22